Accounts Receivables, Net (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts		$ (33)	$ (43)
Accounts receivable, net	$ 2,404	2,380	1,764
Vendor Rebates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		1,519	1,013
Royalties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		649	566
Other Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		$ 245	$ 228